Property, equipment and software, net	12 Months Ended
Dec. 31, 2019
Property, equipment and software, net
Property, equipment and software, net

6.    Property, equipment and software, net

The following is a summary of property, equipment and software, net:

	December 31, 2018	December 31, 2019
	RMB	RMB
Furniture and electronic equipment	4,304	5,398
Vehicles	426	425
Software	10,850	18,948
Leasehold improvement	-	2,874
Total property, equipment and software	15,580	27,645
Less: accumulated depreciation - Furniture, electronic equipment and vehicles	(3,283)	(3,502)
accumulated amortization - Software	(661)	(3,435)
accumulated amortization - Leasehold improvement	-	(348)
Property, equipment and software, net	11,636	20,360

Depreciation expenses of property, equipment and software were RMB1.0 million, RMB1.1 million and RMB3.5 million for the years ended December 31, 2017, 2018 and 2019, respectively. Amortization expenses of leasehold improvement were nil,  nil and RMB0.3 million for the years ended December 31, 2017, 2018 and 2019, respectively. No impairment charge was recognized for any of the periods presented.

Based on the current amount of property, equipment and software subject to amortization, the estimated amortization expenses for each of the following five years are as follows: 2020: RMB5.5 million, 2021: RMB5.3 million, 2022: RMB4.5 million, 2023: RMB3.4 million and 2024: RMB1.0 million.